UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: March 31, 2012

Date of reporting period: September 30, 2011

Item 1.	Reports to Stockholders.

SEI Asset Allocation Trust

Semi-Annual Report as of September 30, 2011

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 71.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	833,452	$8,934
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	536,623	4,964
SEI Institutional Managed Trust High Yield Bond Fund, Class A	238,973	1,654
SEI Institutional Managed Trust Real Return Fund, Class A	435,853	4,620
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	309,971	3,317

Total Fixed Income Funds (Cost $22,638) ($ Thousands)		23,489

EQUITY FUNDS — 5.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	115,733	987
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	85,201	979

Total Equity Funds (Cost $1,743) ($ Thousands)		1,966

MONEY MARKET FUND (A) — 22.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	7,541,110	7,541

Total Money Market Fund (Cost $7,541) ($ Thousands)		7,541

Total Investments — 100.0% (Cost $31,922) ($ Thousands)		$32,996

Percentages are based on Net Assets of $32,985 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Allocation Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.7%

EQUITY FUNDS — 59.6%
SEI Institutional Managed Trust Real Estate Fund, Class A	149,658	$1,747
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	309,167	3,552

Total Equity Funds (Cost $4,513) ($ Thousands)		5,299

FIXED INCOME FUND — 40.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	516,997	3,578

Total Fixed Income Fund (Cost $3,476) ($ Thousands)		3,578

MONEY MARKET FUND (A) — 0.9%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	76,480	76

Total Money Market Fund (Cost $76) ($ Thousands)		76

Total Investments — 100.7% (Cost $8,065) ($ Thousands)		$8,953

Percentages are based on Net Assets of $8,888 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

FIXED INCOME FUNDS — 71.2%
SEI Daily Income Trust Short-Duration Government Fund, Class A	1,223,633	$13,117
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,410,798	22,300
SEI Institutional Managed Trust Enhanced Income Fund, Class A	1,600,470	11,779
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,894,639	13,111
SEI Institutional Managed Trust Real Return Fund, Class A	1,357,504	14,390
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	1,719,786	18,402

Total Fixed Income Funds (Cost $91,584) ($ Thousands)		93,099

EQUITY FUNDS — 19.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	1,529,240	13,045
SEI Institutional Managed Trust Large Cap Fund, Class A	377,954	3,836
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	788,089	9,055

Total Equity Funds (Cost $24,693) ($ Thousands)		25,936

MONEY MARKET FUND (A) — 9.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	11,837,227	11,837

Total Money Market Fund (Cost $11,837) ($ Thousands)		11,837

Total Investments — 100.2% (Cost $128,114) ($ Thousands)		$130,872

Percentages are based on Net Assets of $130,673 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	3

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Allocation Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 66.6%
SEI Institutional Managed Trust Real Estate Fund, Class A	407,433	$4,755
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	860,880	9,891

Total Equity Funds (Cost $11,820) ($ Thousands)		14,646

FIXED INCOME FUND — 33.2%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,054,394	7,297

Total Fixed Income Fund (Cost $5,567) ($ Thousands)		7,297

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	53,232	53

Total Money Market Fund (Cost $53) ($ Thousands)		53

Total Investments — 100.0% (Cost $17,440) ($ Thousands)		$21,996

Percentages are based on Net Assets of $21,987 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

4	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.5%

FIXED INCOME FUNDS — 63.3%
SEI Daily Income Trust Short-Duration Government Fund, Class A	993,842	$10,654
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	2,879,507	26,636
SEI Institutional Managed Trust Enhanced Income Fund, Class A	2,166,524	15,946
SEI Institutional Managed Trust High Yield Bond Fund, Class A	6,155,392	42,595
SEI Institutional Managed Trust Real Return Fund, Class A	2,756,441	29,218
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	3,929,530	42,046

Total Fixed Income Funds (Cost $159,634) ($ Thousands)		167,095

EQUITY FUNDS — 36.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	5,278,786	45,028
SEI Institutional Managed Trust Large Cap Fund, Class A	1,787,884	18,147
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,971,910	34,147

Total Equity Funds (Cost $94,196) ($ Thousands)		97,322

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	924,073	924

Total Money Market Fund (Cost $924) ($ Thousands)		924

Total Investments — 100.5% (Cost $254,754) ($ Thousands)		$265,341

Percentages are based on Net Assets of $264,119 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	5

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Allocation Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 81.7%
SEI Institutional International Trust International Equity Fund, Class A	645,893	$4,709
SEI Institutional Managed Trust Real Estate Fund, Class A	403,488	4,709
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A	874,242	9,442
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	2,130,328	24,477

Total Equity Funds (Cost $40,304) ($ Thousands)		43,337

FIXED INCOME FUND — 18.1%
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,383,453	9,573

Total Fixed Income Fund (Cost $7,598) ($ Thousands)		9,573

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	79,621	80

Total Money Market Fund (Cost $80) ($ Thousands)		80

Total Investments — 100.0% (Cost $47,982) ($ Thousands)		$52,990

Percentages are based on Net Assets of $53,011 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

EQUITY FUNDS — 79.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,665,878	$14,993
SEI Institutional International Trust International Equity Fund, Class A	4,928,983	35,932
SEI Institutional Managed Trust Large Cap Fund, Class A*	16,287,457	165,318
SEI Institutional Managed Trust Small Cap Fund, Class A	2,523,455	23,998

Total Equity Funds (Cost $240,391) ($ Thousands)		240,241

FIXED INCOME FUNDS — 20.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,846,595	30,743
SEI Institutional Managed Trust High Yield Bond Fund, Class A	4,350,268	30,104

Total Fixed Income Funds (Cost $53,950) ($ Thousands)		60,847

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	777,564	778

Total Money Market Fund (Cost $778) ($ Thousands)		778

Total Investments — 100.2% (Cost $295,119) ($ Thousands)		$301,866

Percentages are based on Net Assets of $301,333 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Large Cap Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Aggressive Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

EQUITY FUNDS — 87.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	92,322	$831
SEI Institutional International Trust International Equity Fund, Class A	906,928	6,612
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	2,148,285	23,201
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	558,103	5,799

Total Equity Funds (Cost $28,375) ($ Thousands)		36,443

FIXED INCOME FUNDS — 12.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	157,127	1,697
SEI Institutional Managed Trust High Yield Bond Fund, Class A	477,551	3,305

Total Fixed Income Funds (Cost $3,990) ($ Thousands)		5,002

MONEY MARKET FUND (A) — 0.2%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	99,338	99

Total Money Market Fund (Cost $99) ($ Thousands)		99

Total Investments — 100.0% (Cost $32,464) ($ Thousands)		$41,544

Percentages are based on Net Assets of $41,535 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 101.4%

FIXED INCOME FUNDS — 56.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	211,206	$2,281
SEI Institutional Managed Trust High Yield Bond Fund, Class A	1,545,857	10,697
SEI Institutional Managed Trust Real Return Fund, Class A	143,855	1,525
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	2,560,128	27,394

Total Fixed Income Funds (Cost $39,640) ($ Thousands)		41,897

EQUITY FUNDS — 45.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	164,922	1,484
SEI Institutional International Trust International Equity Fund, Class A	914,986	6,670
SEI Institutional Managed Trust Large Cap Fund, Class A	2,272,251	23,063
SEI Institutional Managed Trust Small Cap Fund, Class A	234,221	2,228

Total Equity Funds (Cost $33,695) ($ Thousands)		33,445

Total Investments — 101.4% (Cost $73,335) ($ Thousands)		$75,342

Percentages are based on Net Assets of $74,310 ($ Thousands).

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	9

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Allocation Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	28,174	$253
SEI Institutional International Trust International Equity Fund, Class A	277,867	2,026
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	658,242	7,109
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	170,994	1,777

Total Equity Funds (Cost $8,956) ($ Thousands)		11,165

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	48,143	520
SEI Institutional Managed Trust High Yield Bond Fund, Class A	146,204	1,012

Total Fixed Income Funds (Cost $1,100) ($ Thousands)		1,532

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	10,143	10

Total Money Market Fund (Cost $10) ($ Thousands)		10

Total Investments — 99.9% (Cost $10,066) ($ Thousands)		$12,707

Percentages are based on Net Assets of $12,718 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

10	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 62.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	1,339,190	$12,053
SEI Institutional International Trust International Equity Fund, Class A	6,604,350	48,146
SEI Institutional Managed Trust Large Cap Fund, Class A	16,665,431	169,154
SEI Institutional Managed Trust Small Cap Fund, Class A	2,535,897	24,116

Total Equity Funds (Cost $255,661) ($ Thousands)		253,469

FIXED INCOME FUNDS — 37.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	2,288,650	24,717
SEI Institutional Managed Trust High Yield Bond Fund, Class A	7,771,515	53,779
SEI Institutional Managed Trust Real Return Fund, Class A	776,863	8,235
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	6,103,101	65,303

Total Fixed Income Funds (Cost $139,382) ($ Thousands)		152,034

MONEY MARKET FUND (A) — 0.1%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	256,885	257

Total Money Market Fund (Cost $257) ($ Thousands)		257

Total Investments — 100.1% (Cost $395,300) ($ Thousands)		$405,760

Percentages are based on Net Assets of $405,520 ($ Thousands).

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	11

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Allocation Fund

September 30, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

EQUITY FUNDS — 87.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	169,421	$1,525
SEI Institutional International Trust International Equity Fund, Class A	1,664,745	12,136
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A*	3,943,358	42,588
SEI Institutional Managed Trust Tax-Managed Small Cap Fund, Class A	1,024,446	10,644

Total Equity Funds (Cost $55,228) ($ Thousands)		66,893

FIXED INCOME FUNDS — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	288,418	3,115
SEI Institutional Managed Trust High Yield Bond Fund, Class A	875,792	6,061

Total Fixed Income Funds (Cost $7,147) ($ Thousands)		9,176

MONEY MARKET FUND (A) — 0.3%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	200,292	200

Total Money Market Fund (Cost $200) ($ Thousands)		200

Total Investments — 100.1% (Cost $62,575) ($ Thousands)		$76,269

Percentages are based on Net Assets of $76,160 ($ Thousands).

*	The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A)	Rate shown is the 7-day effective yield as of September 30, 2011.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

September 30, 2011 (Unaudited)

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
ASSETS:
Investments in Affiliated Funds, at market value†	$32,996		$8,953		$130,872
Receivable for Investment Securities Sold	68		14		161
Income Distribution Receivable from Affiliated Funds	29		22		151
Prepaid Expenses	2		1		8
Receivable from Administrator	2		—		5
Receivable for Fund Shares Sold	—		—		31
Total Assets	33,097		8,990		131,228
LIABILITIES:
Payable for Fund Shares Redeemed	69		10		160
Payable for Investment Securities Purchased	34		89		356
Investment Advisory Fees Payable	3		1		11
Trustees’ Fees Payable	—		—		1
Chief Compliance Officers Fees Payable	—		—		—
Administrative Servicing Fees Payable	—		—		1
Distribution Fees Payable	—		—		2
Shareholder Servicing Fees Payable	—		—		1
Accrued Expenses	6		2		23
Total Liabilities	112		102		555
Net Assets	$32,985		$8,888		$130,673
†Cost of investments in affiliated funds	$31,922		$8,065		$128,114
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$37,631		$11,886		$155,667
Undistributed Net Investment Income	78		62		381
Accumulated Net Realized Loss on Investments	(5,798)		(3,948)		(28,133)
Net Unrealized Appreciation on Investments	1,074		888		2,758
Net Assets	$32,985		$8,888		$130,673
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.54		$10.30		$9.54
	($32,977,393 ÷ 3,457,663 shares	)	($8,887,892 ÷ 862,891 shares	)	($123,930,989 ÷ 12,993,461 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$9.52
					($1,888,269 ÷ 198,339 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.39		N/A		$9.67
	($7,898 ÷ 841 shares	)			($4,854,055 ÷ 501,869 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and/or I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund

$21,996		$265,341		$52,990
85		453		176
45		384		59
2		22		5
1		14		3
2		60		14
22,131		266,274		53,247

10		978		38
127		1,097		180
2		22		5
—		3		1
—		1		—
—		1		—
—		2		—
—		1		—
5		50		12
144		2,155		236
$21,987		$264,119		$53,011
$17,440		$254,754		$47,982

$26,555		$348,066		$67,350
127		1,034		166
(9,251)		(95,568)		(19,513)
4,556		10,587		5,008
$21,987		$264,119		$53,011
$9.85		$10.00		$12.35
($21,987,259 ÷ 2,231,258 shares	)	($255,561,902 ÷ 25,563,885 shares	)	($53,011,087 ÷ 4,291,047 shares	)
N/A		$9.98		N/A
		($1,332,231 ÷ 133,540 shares	)
N/A		$10.22		N/A
		($7,225,028 ÷ 706,913 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	15

Statements of Assets and Liabilities ($ Thousands)

September 30, 2011 (Unaudited)

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
ASSETS:
Investments in Affiliated Funds, at market value†	$301,866		$41,544		$75,342
Receivable for Investment Securities Sold	643		86		295
Income Distribution Receivable from Affiliated Funds	190		23		124
Receivable for Fund Shares Sold	131		—		3
Prepaid Expenses	21		4		6
Receivable from Administrator	14		3		4
Total Assets	302,865		41,660		75,774
LIABILITIES:
Payable for Investment Securities Purchased	840		105		171
Payable for Fund Shares Redeemed	559		4		1,214
Investment Advisory Fees Payable	26		4		6
Distribution Fees Payable	13		—		—
Administrative Servicing Fees Payable	10		—		—
Shareholder Servicing Fees Payable	4		—		—
Trustees’ Fees Payable	4		1		1
Chief Compliance Officers Fees Payable	1		—		—
Payable to Custodian	—		—		56
Accrued Expenses	75		11		16
Total Liabilities	1,532		125		1,464
Net Assets	$301,333		$41,535		$74,310
†Cost of investments in affiliated funds	$295,119		$32,464		$73,335
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$498,613		$57,224		$90,424
Undistributed Net Investment Income	418		58		354
Accumulated Net Realized Loss on Investments	(204,445)		(24,827)		(18,475)
Net Unrealized Appreciation on Investments	6,747		9,080		2,007
Net Assets	$301,333		$41,535		$74,310
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.06		$10.77		$9.43
	($246,404,128 ÷ 27,193,100 shares	)	($41,534,712 ÷ 3,855,776 shares	)	($73,963,440 ÷ 7,841,071 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	$9.04		N/A		N/A
	($12,219,337 ÷ 1,351,753 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$8.86		N/A		$9.79
	($42,709,065 ÷ 4,821,585 shares	)			($346,714 ÷ 35,405 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class D and/or I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

16	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$12,707		$ 405,760		$ 76,269
34		1,263		151
6		480		38
2		514		—
1		32		7
1		21		4
12,751		408,070		76,469

18		920		199
11		1,479		85
1		35		7
—		8		—
—		7		—
—		3		—
—		6		1
—		1		—
—		—		—
3		91		17
33		2,550		309
$12,718		$ 405,520		$ 76,160
$10,066		$ 395,300		$ 62,575

$15,926		$ 618,605		$107,474
16		1,301		92
(5,865)		(224,846)		(45,100)
2,641		10,460		13,694
$12,718		$ 405,520		$ 76,160
$9.78		$9.24		$11.77
($12,717,532 ÷ 1,300,313 shares	)	($366,406,690 ÷ 39,646,679 shares	)	($76,159,715 ÷ 6,471,270 shares	)
N/A		$9.22		N/A
		($6,843,357 ÷ 741,936 shares	)
N/A		$9.12		N/A
		($32,269,785 ÷ 3,539,240 shares	)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	17

Statements of Operations ($ Thousands)

For the six months ended September 30, 2011 (Unaudited)

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$277	$145	$1,210
Expenses:
Administration Fees	34	9	126
Investment Advisory Fees	17	5	63
Trustees’ Fees	3	1	10
Distribution Fees — Class D	—	—	8
Shareholder Servicing Fees — Class D	—	—	3
Administrative Servicing Fees — Class I	—	—	7
Chief Compliance Officer Fees	—	—	—
Registration Fees	4	1	11
Printing Fees	3	1	13
Professional Fees	3	1	9
Custodian/Wire Agent Fees	—	—	2
Other Expenses	—	—	4
Total Expenses	64	18	256
Less:
Administration Fees Waived	(34)	(9)	(126)
Reimbursement from Administrator	(11)	(4)	(37)
Net Expenses	19	5	93
Net Investment Income	258	140	1,117
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	100	(70)	960
Net Change in Unrealized Depreciation from Affiliated Funds	(112)	(685)	(3,093)
Net Realized and Unrealized Loss from Affiliated Funds	(12)	(755)	(2,133)
Net Increase (Decrease) in Net Assets Resulting from Operations	$246	$(615)	$(1,016)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Conservative Strategy Allocation Fund	Moderate Strategy Fund	Moderate Strategy Allocation Fund

$305	$3,265	$506

24	283	62
12	142	31
2	23	5
—	6	—
—	2	—
—	8	—
—	1	—
2	30	6
3	31	7
2	22	5
—	4	1
—	11	1
45	563	118

(24)	(283)	(62)
(8)	(94)	(20)
13	186	36
292	3,079	470

170	939	600
(2,131)	(9,466)	(7,146)
(1,961)	(8,527)	(6,546)
$(1,669)	$(5,448)	$(6,076)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	19

Statements of Operations ($ Thousands)

For the six months ended September 30, 2011 (Unaudited)

	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund
Investment Income:
Income Distributions from Affiliated Funds	$2,142	$258	$931
Expenses:
Administration Fees	365	57	81
Investment Advisory Fees	183	28	40
Administrative Servicing Fees — Class I	64	—	—
Distribution Fees — Class D	58	—	—
Trustees’ Fees	30	5	7
Shareholder Servicing Fees — Class D	19	—	—
Chief Compliance Officer Fees	1	—	—
Printing Fees	39	6	9
Registration Fees	27	5	7
Professional Fees	24	5	6
Custodian/Wire Agent Fees	5	1	1
Other Expenses	12	1	2
Total Expenses	827	108	153
Less:
Administration Fees Waived	(365)	(57)	(81)
Reimbursement from Administrator	(103)	(18)	(25)
Net Expenses	359	33	47
Net Investment Income	1,783	225	884
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net Realized Gain (Loss) from Sales of Affiliated Funds	1,130	657	(388)
Net Change in Unrealized Depreciation from Affiliated Funds	(56,428)	(9,901)	(5,940)
Net Realized and Unrealized Loss from Affiliated Funds	(55,298)	(9,244)	(6,328)
Net Decrease in Net Assets Resulting from Operations	$(53,515)	$(9,019)	$(5,444)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$72	$4,192	$403

16	472	89
8	236	44
—	47	—
—	36	—
1	39	7
—	12	—
—	2	—
2	51	10
2	43	9
1	34	7
—	7	1
1	17	2
31	996	169

(16)	(472)	(89)
(5)	(146)	(29)
10	378	51
62	3,814	352

531	272	891
(3,089)	(55,688)	(15,815)
(2,558)	(55,416)	(14,924)
$(2,496)	$(51,602)	$(14,572)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	21

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2011 (Unaudited) and the year ended March 31, 2011

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11
Operations:
Net Investment Income	$258	$507	$140	$421
Net Realized Gain (Loss) from Affiliated Funds	100	91	(70)	581
Capital Gain Distributions Received from Affiliated Funds	—	225	—	24
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(112)	474	(685)	782
Net Increase (Decrease) in Net Assets Resulting from Operations	246	1,297	(615)	1,808
Dividends and Distributions From:
Net Investment Income:
Class A	(183)	(716)	(80)	(445)
Class D*	N/A	N/A	N/A	N/A
Class I	—	—	N/A	N/A
Total Dividends and Distributions	(183)	(716)	(80)	(445)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	5,767	13,699	2,455	3,519
Reinvestment of Dividends & Distributions	174	679	75	421
Fund Merger (see Note 9)	—	—	—	—
Cost of Shares Redeemed	(6,802)	(24,085)	(2,662)	(5,279)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(861)	(9,707)	(132)	(1,339)
Class D*
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Fund Merger (see Note 9)	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from Shares Issued	2	5	N/A	N/A
Reinvestment of Dividends & Distributions	—	—	N/A	N/A
Fund Merger (see Note 9)	—	—	N/A	N/A
Cost of Shares Redeemed	—	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	2	5	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(859)	(9,702)	(132)	(1,339)
Net Increase (Decrease) in Net Assets	(796)	(9,121)	(827)	24
Net Assets:
Beginning of Period	33,781	42,902	9,715	9,691
End of Period	$32,985	$33,781	$8,888	$9,715
Undistributed Net Investment Income Included in Net Assets at End of Period	$78	$3	$62	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.
*	Class D commenced operations on March 25, 2011.

N/A — Not applicable. Class D and/or Class I shares currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11

$1,117	$2,028	$292	$868	$3,079	$6,530	$470	$1,567
960	653	170	712	939	8,682	600	1,399
—	792	—	48	—	3,069	—	67
(3,093)	2,583	(2,131)	2,507	(9,466)	5,243	(7,146)	6,886
(1,016)	6,056	(1,669)	4,135	(5,448)	23,524	(6,076)	9,919

(709)	(2,682)	(169)	(917)	(2,025)	(9,182)	(309)	(1,634)
(6)	(7)	N/A	N/A	(8)	(8)	N/A	N/A
(31)	(57)	N/A	N/A	(42)	(80)	N/A	N/A
(746)	(2,746)	(169)	(917)	(2,075)	(9,270)	(309)	(1,634)

28,368	32,690	2,383	5,817	25,059	48,050	14,627	9,397
672	2,536	147	790	1,935	8,893	283	1,493
—	28,431	—	—	—	24,507	—	—
(24,120)	(54,511)	(2,992)	(8,614)	(50,874)	(114,122)	(20,099)	(23,434)
4,920	9,146	(462)	(2,007)	(23,880)	(32,672)	(5,189)	(12,544)

2,281	17	N/A	N/A	369	27	N/A	N/A
6	7	N/A	N/A	7	7	N/A	N/A
—	1,948	N/A	N/A	—	1,688	N/A	N/A
(2,322)	—	N/A	N/A	(687)	(8)	N/A	N/A
(35)	1,972	N/A	N/A	(311)	1,714	N/A	N/A

1,216	1,265	N/A	N/A	2,602	956	N/A	N/A
31	56	N/A	N/A	42	79	N/A	N/A
—	3,407	N/A	N/A	—	4,212	N/A	N/A
(1,806)	(1,437)	N/A	N/A	(1,473)	(1,205)	N/A	N/A
(559)	3,291	N/A	N/A	1,171	4,042	N/A	N/A
4,326	14,409	(462)	(2,007)	(23,020)	(26,916)	(5,189)	(12,544)
2,564	17,719	(2,300)	1,211	(30,543)	(12,662)	(11,574)	(4,259)

128,109	110,390	24,287	23,076	294,662	307,324	64,585	68,844
$130,673	$128,109	$21,987	$24,287	$264,119	$294,662	$53,011	$64,585
$381	$10	$127	$4	$1,034	$30	$166	$5

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	23

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2011 (Unaudited) and the year ended March 31, 2011

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11
Operations:
Net Investment Income	$1,783	$4,690	$225	$745
Net Realized Gain (Loss) from Affiliated Funds	1,130	8,824	657	696
Capital Gain Distributions Received from Affiliated Funds	—	5,727	—	24
Net Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(56,428)	15,030	(9,901)	6,385
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,515)	34,271	(9,019)	7,850
Dividends and Distributions From:
Net Investment Income:
Class A	(1,252)	(9,078)	(169)	(768)
Class D*	(18)	(41)	N/A	N/A
Class I	(185)	(463)	N/A	N/A
Total Dividends and Distributions	(1,455)	(9,582)	(169)	(768)
Capital Share Transactions(1):
Class A
Proceeds from Shares Issued	29,014	53,123	3,176	12,085
Reinvestment of Dividends & Distributions	1,208	8,757	164	745
Fund Merger (see Note 9)	—	130,751	—	—
Cost of Shares Redeemed	(65,044)	(170,121)	(12,139)	(11,720)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(34,822)	22,510	(8,799)	1,110
Class D*
Proceeds from Shares Issued	1,544	17	N/A	N/A
Reinvestment of Dividends & Distributions	18	40	N/A	N/A
Fund Merger (see Note 9)	—	15,314	N/A	N/A
Cost of Shares Redeemed	(4,041)	—	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(2,479)	15,371	N/A	N/A
Class I
Proceeds from Shares Issued	6,556	6,089	N/A	N/A
Reinvestment of Dividends & Distributions	185	463	N/A	N/A
Fund Merger (see Note 9)	—	41,747	N/A	N/A
Cost of Shares Redeemed	(11,153)	(4,388)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(4,412)	43,911	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(41,713)	81,792	(8,799)	1,110
Net Increase (Decrease) in Net Assets	(96,683)	106,481	(17,987)	8,192
Net Assets:
Beginning of Period	398,016	291,535	59,522	51,330
End of Period	$301,333	$398,016	$41,535	$59,522
Undistributed Net Investment Income Included in Net Assets at End of Period	$418	$90	$58	$2
(1)	For Capital share Transactions see footnote 4 in the notes to financial statements.
*	Class D commenced operation on March 25, 2011.

N/A — Not applicable. Class D and/or Class I shares currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11	4/01/11 - 9/30/11	4/01/10 - 3/31/11

$884	$1,906	$62	$248	$3,814	$8,956	$352	$1,321
(388)	680	531	638	272	2,884	891	1,133
—	1,764	—	8	—	9,346	—	41
(5,940)	3,517	(3,089)	1,733	(55,688)	29,361	(15,815)	10,854
(5,444)	7,867	(2,496)	2,627	(51,602)	50,547	(14,572)	13,349

(538)	(3,438)	(47)	(256)	(2,349)	(16,461)	(263)	(1,362)
N/A	N/A	N/A	N/A	(20)	(43)	N/A	N/A
(2)	(2)	N/A	N/A	(185)	(578)	N/A	N/A
(540)	(3,440)	(47)	(256)	(2,554)	(17,082)	(263)	(1,362)

8,288	27,290	658	4,083	36,595	78,508	5,503	9,978
513	3,298	47	253	2,300	16,057	252	1,307
—	—	—	—	—	103,590	—	—
(12,333)	(28,679)	(3,632)	(5,950)	(77,360)	(218,539)	(10,176)	(25,521)
(3,532)	1,909	(2,927)	(1,614)	(38,465)	(20,384)	(4,421)	(14,236)

N/A	N/A	N/A	N/A	906	170	N/A	N/A
N/A	N/A	N/A	N/A	19	41	N/A	N/A
N/A	N/A	N/A	N/A	—	11,660	N/A	N/A
N/A	N/A	N/A	N/A	(4,913)	—	N/A	N/A
N/A	N/A	N/A	N/A	(3,988)	11,871	N/A	N/A

51	321	N/A	N/A	4,383	6,059	N/A	N/A
2	2	N/A	N/A	185	577	N/A	N/A
—	—	N/A	N/A	—	29,325	N/A	N/A
(2)	—	N/A	N/A	(10,715)	(4,815)	N/A	N/A
51	323	N/A	N/A	(6,147)	31,146	N/A	N/A
(3,481)	2,232	(2,927)	(1,614)	(48,600)	22,633	(4,421)	(14,236)
(9,465)	6,659	(5,470)	757	(102,756)	56,098	(19,256)	(2,249)

83,775	77,116	18,188	17,431	508,276	452,178	95,416	97,665
$74,310	$83,775	$12,718	$18,188	$405,520	$508,276	$76,160	$95,416
$354	$10	$16	$1	$1,301	$41	$92	$3

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	25

Financial Highlights ($ Thousands)

For the six months ended September 30, 2011 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate†
Defensive Strategy Fund
Class A
2011@	$9.52	$0.07	$—	$0.07	$(0.05)	$—	$(0.05)	$9.54	0.77%		$32,977	0.11%	1.54%	0.38%	26%
2011	9.39	0.12	0.19	0.31	(0.18)	—	(0.18)	9.52	3.35		33,776	0.11	1.32	0.37	73
2010	9.01	0.09	0.39	0.48	(0.10)	—	(0.10)	9.39	5.40		42,902	0.10	1.03	0.35	108
2009	9.68	0.25	(0.66)	(0.41)	(0.26)	—	(0.26)	9.01	(4.30)		49,707	0.10	2.69	0.35	64
2008	10.90	0.45	(1.04)	(0.59)	(0.51)	(0.12)	(0.63)	9.68	(5.63)		51,283	0.10	4.25	0.34	40
2007	10.58	0.48	0.36	0.84	(0.50)	(0.02)	(0.52)	10.90	8.08		109,333	0.10	4.48	0.34	94
Class I
2011@	$9.38	$0.06	$—	$0.06	$(0.05)	$—	$(0.05)	$9.39	0.61%		$8	0.36%	1.29%	0.63%	26%
2011	9.35	0.01	0.20	0.21	(0.18)	—	(0.18)	9.38	2.27		5	0.36	3.15	0.70	73
2010	9.04	0.03	0.38	0.41	(0.10)	—	(0.10)	9.35	4.60	(1)	—	0.10 ††	0.29	0.35	108
2009	9.68	0.25	(0.63)	(0.38)	(0.26)	—	(0.26)	9.04	(3.98	)(1)(2)	—	0.10 ††	2.66	0.35	64
2008	10.96	0.39	(1.04)	(0.65)	(0.51)	(0.12)	(0.63)	9.68	(6.22	)(1)	—	0.10 ††	3.68	0.34	40
2007	10.70	0.43	0.35	0.78	(0.50)	(0.02)	(0.52)	10.96	7.42	(1)	—	0.10 ††	3.96	0.34	94
Defensive Strategy Allocation Fund
Class A
2011@	$11.14	$0.16	$(0.91)	$(0.75)	$(0.09)	$—	$(0.09)	$10.30	(6.79)%		$8,888	0.11%	2.95%	0.38%	43%
2011	9.84	0.42	1.34	1.76	(0.46)	—	(0.46)	11.14	18.38		9,715	0.11	4.14	0.37	72
2010	6.42	0.37	3.45	3.82	(0.40)	—	(0.40)	9.84	60.22		9,691	0.10	4.43	0.36	100
2009	11.48	0.50	(4.64)	(4.14)	(0.64)	(0.28)	(0.92)	6.42	(37.14)		8,559	0.10	5.16	0.35	143
2008	13.55	0.51	(1.48)	(0.97)	(0.72)	(0.38)	(1.10)	11.48	(7.61)		17,127	0.10	3.95	0.34	37
2007	12.68	0.51	1.19	1.70	(0.63)	(0.20)	(0.83)	13.55	13.85		20,856	0.10	3.90	0.33	34
Conservative Strategy Fund
Class A
2011@	$9.68	$0.09	$(0.17)	$(0.08)	$(0.06)	$—	$(0.06)	$9.54	(0.83)%		$123,931	0.12%	1.80%	0.38%	37%
2011	9.38	0.19	0.36	0.55	(0.25)	—	(0.25)	9.68	5.89		120,659	0.11	1.95	0.37	110
2010	8.13	0.22	1.26	1.48	(0.23)	—	(0.23)	9.38	18.35		108,272	0.10	2.44	0.35	81
2009	10.30	0.35	(2.16)	(1.81)	(0.36)	—	(0.36)	8.13	(17.85)		105,925	0.10	3.71	0.36	72
2008	11.68	0.44	(1.19)	(0.75)	(0.54)	(0.09)	(0.63)	10.30	(6.73)		129,724	0.10	3.90	0.34	66
2007	11.13	0.45	0.63	1.08	(0.51)	(0.02)	(0.53)	11.68	9.88		146,872	0.10	3.98	0.35	103
Class D
2011@	$9.68	$0.04	$(0.17)	$(0.13)	$(0.03)	$—	$(0.03)	$9.52	(1.33)%		$1,888	1.12%	0.78%	1.38%	37%
2011**	9.69	0.01	0.02	0.03	(0.04)	—	(0.04)	9.68	0.26		1,956	1.11	10.56	1.55	110
Class I
2011@	$9.82	$0.08	$(0.17)	$(0.09)	$(0.06)	$—	$(0.06)	$9.67	(0.98)%		$4,854	0.37%	1.60%	0.63%	37%
2011	9.52	0.18	0.34	0.52	(0.22)	—	(0.22)	9.82	5.57		5,494	0.36	1.86	0.62	110
2010	8.25	0.20	1.28	1.48	(0.21)	—	(0.21)	9.52	18.05		2,118	0.35	2.23	0.60	81
2009	10.44	0.32	(2.17)	(1.85)	(0.34)	—	(0.34)	8.25	(18.02)		1,378	0.35	3.43	0.61	72
2008	11.83	0.43	(1.22)	(0.79)	(0.51)	(0.09)	(0.60)	10.44	(6.95)		1,484	0.35	3.83	0.59	66
2007	11.29	0.53	0.52	1.05	(0.49)	(0.02)	(0.51)	11.83	9.49		518	0.35	4.47	0.59	103
Conservative Strategy Allocation Fund
Class A
2011@	$10.67	$0.13	$(0.87)	$(0.74)	$(0.08)	$—	$(0.08)	$9.85	(7.04)%		$21,987	0.12%	2.48%	0.38%	35%
2011	9.34	0.36	1.36	1.72	(0.39)	—	(0.39)	10.67	18.83		24,287	0.11	3.70	0.37	65
2010	6.08	0.32	3.27	3.59	(0.33)	—	(0.33)	9.34	59.74		23,076	0.10	3.98	0.36	95
2009	10.50	0.41	(4.20)	(3.79)	(0.45)	(0.18)	(0.63)	6.08	(36.98)		17,248	0.10	4.65	0.35	135
2008	12.20	0.41	(1.34)	(0.93)	(0.61)	(0.16)	(0.77)	10.50	(7.98)		41,902	0.10	3.53	0.34	37
2007	11.30	0.40	1.18	1.58	(0.52)	(0.16)	(0.68)	12.20	14.27		47,553	0.10	3.42	0.34	25
Moderate Strategy Fund
Class A
2011@	$10.29	$0.11	$(0.32)	$(0.21)	$(0.08)	$—	$(0.08)	$10.00	(2.10)%		$255,562	0.12%	2.19%	0.39%	33%
2011	9.79	0.23	0.60	0.83	(0.33)	—	(0.33)	10.29	8.58		286,732	0.11	2.27	0.37	79
2010	7.70	0.26	2.22	2.48	(0.27)	(0.12)	(0.39)	9.79	32.56		305,249	0.10	2.82	0.36	98
2009	11.05	0.37	(3.27)	(2.90)	(0.40)	(0.05)	(0.45)	7.70	(26.71)		248,422	0.10	3.77	0.35	76
2008	12.43	0.44	(1.16)	(0.72)	(0.55)	(0.11)	(0.66)	11.05	(6.15)		477,612	0.10	3.64	0.34	31
2007	11.82	0.43	0.78	1.21	(0.47)	(0.13)	(0.60)	12.43	10.49		529,251	0.10	3.54	0.34	49
Class D
2011@	$10.29	$0.06	$(0.32)	$(0.26)	$(0.05)	$—	$(0.05)	$9.98	(2.58)%		$1,332	1.12%	1.17%	1.39%	33%
2011**	10.28	0.02	0.04	0.06	(0.05)	—	(0.05)	10.29	0.60		1,691	1.11	13.95	1.66	79
Class I
2011@	$10.53	$0.10	$(0.34)	$(0.24)	$(0.07)	$—	$(0.07)	$10.22	(2.31)%		$7,225	0.37%	1.96%	0.64%	33%
2011	10.01	0.23	0.59	0.82	(0.30)	—	(0.30)	10.53	8.36		6,239	0.36	2.30	0.63	79
2010	7.87	0.24	2.27	2.51	(0.25)	(0.12)	(0.37)	10.01	32.18		2,075	0.35	2.62	0.61	98
2009	11.28	0.36	(3.34)	(2.98)	(0.38)	(0.05)	(0.43)	7.87	(26.88)		1,283	0.35	3.66	0.60	76
2008	12.67	0.45	(1.21)	(0.76)	(0.52)	(0.11)	(0.63)	11.28	(6.32)		1,411	0.35	3.69	0.59	31
2007	12.05	0.48	0.72	1.20	(0.45)	(0.13)	(0.58)	12.67	10.22		691	0.35	3.82	0.59	49

26	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate†
Moderate Strategy Allocation Fund
Class A
2011@	$13.66	$0.10	$(1.35)	$(1.25)	$(0.06)	$—	$(0.06)	$12.35	(9.18)%		$53,011	0.12%	1.52%	0.38%	37%
2011	11.98	0.30	1.70	2.00	(0.32)	—	(0.32)	13.66	17.02		64,585	0.11	2.46	0.37	42
2010	8.15	0.26	3.85	4.11	(0.28)	—	(0.28)	11.98	50.78		68,844	0.10	2.54	0.36	57
2009	13.65	0.35	(5.27)	(4.92)	(0.39)	(0.19)	(0.58)	8.15	(36.58)		56,605	0.10	3.05	0.35	86
2008	15.41	0.37	(1.33)	(0.96)	(0.63)	(0.17)	(0.80)	13.65	(6.65)		120,365	0.10	2.45	0.34	16
2007	14.03	0.35	1.53	1.88	(0.47)	(0.03)	(0.50)	15.41	13.56		128,135	0.10	2.44	0.34	12
Aggressive Strategy Fund
Class A
2011@	$10.69	$0.05	$(1.64)	$(1.59)	$(0.04)	$—	$(0.04)	$9.06	(14.90)%		$246,404	0.12%	1.05%	0.38%	26%
2011	9.74	0.18	1.17	1.35	(0.40)	—	(0.40)	10.69	14.12		326,069	0.11	1.80	0.37	120
2010	6.50	0.17	3.26	3.43	(0.19)	—	(0.19)	9.74	52.97		282,138	0.10	1.93	0.36	121
2009	12.09	0.27	(5.18)	(4.91)	(0.28)	(0.40)	(0.68)	6.50	(41.12)		224,237	0.10	2.82	0.35	89
2008	13.96	0.34	(1.35)	(1.01)	(0.64)	(0.22)	(0.86)	12.09	(7.83)		410,235	0.10	2.46	0.34	18
2007	13.18	0.36	1.16	1.52	(0.41)	(0.33)	(0.74)	13.96	11.74		404,880	0.10	2.68	0.34	14
Class D
2011@	$10.69	$—	$(1.64)	$(1.64)	$(0.01)	$—	$(0.01)	$9.04	(15.33)%		$12,220	1.12%	0.04%	1.38%	26%
2011**	10.61	0.02	0.09	0.11	(0.03)	—	(0.03)	10.69	1.00		17,033	1.11	16.77	1.45	120
Class I
2011@	$10.46	$0.04	$(1.60)	$(1.56)	$(0.04)	$—	$(0.04)	$8.86	(15.00)%		$42,709	0.37%	0.81%	0.63%	26%
2011	9.54	0.22	1.08	1.30	(0.38)	—	(0.38)	10.46	13.87		54,914	0.36	2.27	0.63	120
2010	6.37	0.15	3.19	3.34	(0.17)	—	(0.17)	9.54	52.61		9,397	0.35	1.78	0.61	121
2009	11.87	0.25	(5.09)	(4.84)	(0.26)	(0.40)	(0.66)	6.37	(41.28)		3,100	0.35	2.66	0.60	89
2008	13.73	0.33	(1.36)	(1.03)	(0.61)	(0.22)	(0.83)	11.87	(8.10)		5,130	0.35	2.42	0.59	18
2007	12.99	0.37	1.09	1.46	(0.39)	(0.33)	(0.72)	13.73	11.47		3,777	0.35	2.74	0.59	14
Tax-Managed Aggressive Strategy Fund
Class A
2011@	$12.90	$0.05	$(2.14)	$(2.09)	$(0.04)	$—	$(0.04)	$10.77	(16.27)%		$41,535	0.12%	0.79%	0.38%	24%
2011	11.30	0.17	1.60	1.77	(0.17)	—	(0.17)	12.90	15.86		59,522	0.11	1.44	0.37	49
2010	7.47	0.15	3.84	3.99	(0.16)	—	(0.16)	11.30	53.66		51,330	0.10	1.53	0.36	40
2009	12.85	0.26	(5.38)	(5.12)	(0.24)	(0.02)	(0.26)	7.47	(40.20)		45,280	0.10	2.57	0.35	126
2008	14.29	0.27	(1.06)	(0.79)	(0.42)	(0.23)	(0.65)	12.85	(6.05)		89,007	0.10	1.85	0.34	28
2007	13.26	0.26	1.15	1.41	(0.30)	(0.08)	(0.38)	14.29	10.76		101,161	0.10	1.95	0.34	12
Core Market Strategy Fund
Class A
2011@	$10.19	$0.11	$(0.80)	$(0.69)	$(0.07)	$—	$(0.07)	$9.43	(6.85)%		$73,963	0.12%	2.19%	0.38%	40%
2011	9.57	0.26	0.84	1.10	(0.48)	—	(0.48)	10.19	11.79		83,453	0.11	2.65	0.37	98
2010	7.47	0.25	2.13	2.38	(0.28)	—	(0.28)	9.57	32.15		77,116	0.10	2.81	0.36	148
2009	10.73	0.38	(3.01)	(2.63)	(0.40)	(0.23)	(0.63)	7.47	(24.87)		58,877	0.10	4.11	0.35	98
2008	11.72	0.43	(0.70)	(0.27)	(0.55)	(0.17)	(0.72)	10.73	(2.61)		106,247	0.10	3.72	0.34	22
2007	11.37	0.42	0.62	1.04	(0.45)	(0.24)	(0.69)	11.72	9.35		99,465	0.10	3.62	0.34	37
Class I
2011@	$10.59	$0.10	$(0.84)	$(0.74)	$(0.06)	$—	$(0.06)	$9.79	(7.03)%		$347	0.37%	1.94%	0.63%	40%
2011	9.90	0.34	0.83	1.17	(0.48)	—	(0.48)	10.59	12.09	(2)	322	0.36	3.27	0.68	98
2010	7.68	0.30	2.20	2.50	(0.28)	—	(0.28)	9.90	32.84	(1)(2)	—	0.10 ††	3.24	0.36	148
2009	11.00	0.41	(3.10)	(2.69)	(0.40)	(0.23)	(0.63)	7.68	(24.80	)(1)(2)	—	0.10 ††	4.30	0.35	98
2008	12.01	0.43	(0.73)	(0.30)	(0.54)	(0.17)	(0.71)	11.00	(2.78	)(1)	—	0.10 ††	3.60	0.34	22
2007	11.63	0.46	0.61	1.07	(0.45)	(0.24)	(0.69)	12.01	9.40	(1)(2)	—	0.10 ††	3.94	0.34	37
Core Market Strategy Allocation Fund
Class A
2011@	$11.68	$0.04	$(1.91)	$(1.87)	$(0.03)	$—	$(0.03)	$9.78	(16.02)%		$12,718	0.12%	0.78%	0.39%	20%
2011	10.26	0.15	1.43	1.58	(0.16)	—	(0.16)	11.68	15.54		18,188	0.11	1.44	0.37	50
2010	6.78	0.14	3.49	3.63	(0.15)	—	(0.15)	10.26	53.70		17,431	0.10	1.54	0.36	48
2009	12.12	0.24	(5.20)	(4.96)	(0.23)	(0.15)	(0.38)	6.78	(41.37)		14,278	0.10	2.55	0.35	165
2008	13.61	0.25	(0.99)	(0.74)	(0.39)	(0.36)	(0.75)	12.12	(6.01)		21,396	0.10	1.83	0.34	24
2007	12.92	0.25	1.12	1.37	(0.30)	(0.38)	(0.68)	13.61	10.74		25,915	0.10	1.92	0.34	21

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	27

Financial Highlights ($ Thousands)

For the six months ended September 30, 2011 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets***‡	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)***	Portfolio Turnover Rate†
Market Growth Strategy Fund
Class A
2011@	$10.47	$0.08	$(1.25)	$(1.17)	$(0.06)	$—	$(0.06)	$9.24	(11.27)%	$366,407	0.12%	1.66%	0.38%	34%
2011	9.64	0.21	1.05	1.26	(0.43)	—	(0.43)	10.47	13.42	453,836	0.11	2.19	0.37	118
2010	6.94	0.21	2.72	2.93	(0.23)	—	(0.23)	9.64	42.56	441,929	0.10	2.38	0.36	136
2009	11.30	0.32	(4.04)	(3.72)	(0.34)	(0.30)	(0.64)	6.94	(33.37)	369,810	0.10	3.46	0.35	95
2008	12.71	0.39	(1.03)	(0.64)	(0.59)	(0.18)	(0.77)	11.30	(5.43)	717,739	0.10	3.11	0.34	18
2007	12.18	0.39	0.86	1.25	(0.43)	(0.29)	(0.72)	12.71	10.50	726,306	0.10	3.15	0.34	14
Class D
2011@	$10.47	$0.03	$(1.26)	$(1.23)	$(0.02)	$—	$(0.02)	$9.22	(11.75)%	$6,843	1.12%	0.64%	1.38%	34%
2011**	10.42	0.01	0.08	0.09	(0.04)	—	(0.04)	10.47	0.85	11,760	1.11	12.72	1.51	118
Class I
2011@	$10.33	$0.07	$(1.23)	$(1.16)	$(0.05)	$—	$(0.05)	$9.12	(11.29)%	$32,270	0.37%	1.41%	0.63%	34%
2011	9.53	0.22	0.99	1.21	(0.41)	—	(0.41)	10.33	13.01	42,680	0.36	2.28	0.63	118
2010	6.87	0.19	2.68	2.87	(0.21)	—	(0.21)	9.53	42.07	10,249	0.35	2.16	0.61	136
2009	11.18	0.31	(4.00)	(3.69)	(0.32)	(0.30)	(0.62)	6.87	(33.45)	5,289	0.35	3.39	0.60	95
2008	12.59	0.38	(1.05)	(0.67)	(0.56)	(0.18)	(0.74)	11.18	(5.70)	7,033	0.35	3.09	0.59	18
2007	12.04	0.41	0.84	1.25	(0.41)	(0.29)	(0.70)	12.59	10.66 (2)	4,650	0.35	3.23	0.59	14
Market Growth Strategy Allocation Fund
Class A
2011@	$14.04	$0.05	$(2.28)	$(2.23)	$(0.04)	$—	$(0.04)	$11.77	(15.93)%	$76,160	0.12%	0.79%	0.38%	22%
2011	12.33	0.18	1.72	1.90	(0.19)	—	(0.19)	14.04	15.58	95,416	0.11	1.43	0.37	36
2010	8.15	0.17	4.18	4.35	(0.17)	—	(0.17)	12.33	53.65	97,665	0.10	1.55	0.36	41
2009	14.33	0.28	(5.99)	(5.71)	(0.26)	(0.21)	(0.47)	8.15	(40.18)	80,428	0.10	2.51	0.35	110
2008	15.95	0.30	(1.20)	(0.90)	(0.46)	(0.26)	(0.72)	14.33	(6.10)	166,544	0.10	1.85	0.34	21
2007	14.82	0.29	1.28	1.57	(0.34)	(0.10)	(0.44)	15.95	10.69	185,677	0.10	1.91	0.34	10

@	For the six month period ended September 30, 2011 (Unaudited). All ratios for the period have been annualized.
(1)	Class I shares have not been marketed and have a limited number of shares outstanding.
(2)	The total return in Class I exceeds Class A due to rounding.
*	Per share calculations were performed using average shares.
**	Class D commenced operations on March 25, 2011. All ratios have been annualized.
***	The expense ratios do not include expenses of the underlying affiliated investment companies.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Excludes a 0.25% Administrative Servicing Fee which was not being charged to the Class due to the immaterial amount.
‡	The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded the ratios would have been 0.10%, 1.10%, and 0.35% for Classes A, D, and I, respectively.

The accompanying notes are an integral part of the financial statements.

28	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Notes to Financial Statements (Unaudited)

September 30, 2011

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A, Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with pricing procedures approved by their respective boards.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

As of September 30, 2011, all of the Funds’ investments are Level 1. For the six-month period ended September 30, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

For the six-month period ended September 30, 2011, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	29

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date.

Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, such that total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees and extraordinary expenses not incurred in the ordinary course of the Fund’s business) of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

The following are the voluntary expense limitations:

	Class A	Class D	Class I
Defensive Strategy Fund	0.10%	—	0.35%
Defensive Strategy Allocation Fund	0.10	—	—
Conservative Strategy Fund	0.10	1.10%	0.35
Conservative Strategy Allocation Fund	0.10	—	—
Moderate Strategy Fund	0.10	1.10	0.35
Moderate Strategy Allocation Fund	0.10	—	—
Aggressive Strategy Fund	0.10	1.10	0.35
Tax-Managed Aggressive Strategy Fund	0.10	—	—
Core Market Strategy Fund	0.10	—	0.35
Core Market Strategy Allocation Fund	0.10	—	—
Market Growth Strategy Fund	0.10	1.10	0.35
Market Growth Strategy Allocation Fund	0.10	—	—

Distribution, Administrative Servicing and Shareholder Servicing Agreements — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*
Defensive Strategy Fund
Class I	—	0.25%	—
Conservative Strategy Fund
Class D	0.25%	—	0.75%
Class I	—	0.25	—
Moderate Strategy Fund
Class D	0.25	—	0.75
Class I	—	0.25	—
Aggressive Strategy Fund
Class D	0.25	—	0.75
Class I	—	0.25	—
Core Market Strategy Fund
Class I	—	0.25	—
Market Growth Strategy Fund
Class D	0.25	—	0.75
Class I	—	0.25	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for each Fund with Class D shares. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2011.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of September 30, 2011 and for the six months then ended, the Trust has not participated in The Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory

30	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

oversight of the Trust’s Adviser and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six months ended September 30, 2011 (Unaudited), and the period ended March 31, 2011

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund
	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11
Shares Issued and Redeemed:
Class A:
Shares Issued	595	1,447	225	354	2,952	3,434
Shares Issued in Lieu of Cash Distributions	18	72	7	41	69	266
Merger Transaction (see Note 9)	—	—	—	—	—	2,935
Shares Redeemed	(703)	(2,539)	(241)	(508)	(2,488)	(5,714)
Total Class A Transactions	(90)	(1,020)	(9)	(113)	533	921
Class D:*
Shares Issued	N/A	N/A	N/A	N/A	235	—
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	1
Merger Transaction (see Note 9)	N/A	N/A	N/A	N/A	—	201
Shares Redeemed	N/A	N/A	N/A	N/A	(240)	—
Total Class D Transactions	N/A	N/A	N/A	N/A	(4)	202
Class I:
Shares Issued	—	1	N/A	N/A	124	132
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	3	6
Merger Transaction (see Note 9)	—	—	N/A	N/A	—	347
Shares Redeemed	—	—	N/A	N/A	(184)	(148)
Total Class I Transactions	—	1	N/A	N/A	(57)	337
Increase (Decrease) in Capital Shares	(90)	(1,019)	(9)	(113)	472	1,460

	Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11
Shares Issued and Redeemed:
Class A:
Shares Issued	223	608	2,442	4,817	1,056	756
Shares Issued in Lieu of Cash Distributions	13	81	185	891	20	121
Merger Transaction (see Note 9)	—	—	—	2,384	—	—
Shares Redeemed	(282)	(883)	(4,928)	(11,422)	(1,512)	(1,897)
Total Class A Transactions	(46)	(194)	(2,301)	(3,330)	(436)	(1,020)
Class D:*
Shares Issued	N/A	N/A	36	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	1	1	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	164	N/A	N/A
Shares Redeemed	N/A	N/A	(67)	(1)	N/A	N/A
Total Class D Transactions	N/A	N/A	(30)	164	N/A	N/A
Class I:
Shares Issued	N/A	N/A	249	94	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	4	8	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	401	N/A	N/A
Shares Redeemed	N/A	N/A	(139)	(117)	N/A	N/A
Total Class I Transactions	N/A	N/A	114	386	N/A	N/A
Decrease in Capital Shares	(46)	(194)	(2,217)	(2,780)	(436)	(1,020)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	31

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund
	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11
Shares Issued and Redeemed:
Class A:
Shares Issued	2,814	5,370	259	1,028	831	2,750
Shares Issued in Lieu of Cash Distributions	112	877	13	64	50	336
Merger Transaction (see Note 9)	—	12,221	—	—	—	—
Shares Redeemed	(6,221)	(16,936)	(1,031)	(1,019)	(1,227)	(2,957)
Total Class A Transactions	(3,295)	1,532	(759)	73	(346)	129
Class D:*
Shares Issued	150	1	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	2	4	N/A	N/A	N/A	N/A
Merger Transaction (see Note 9)	—	1,588	N/A	N/A	N/A	N/A
Shares Redeemed	(393)	—	N/A	N/A	N/A	N/A
Total Class D Transactions	(241)	1,593	N/A	N/A	N/A	N/A
Class I:
Shares Issued	649	613	N/A	N/A	5	30
Shares Issued in Lieu of Cash Distributions	18	46	N/A	N/A	—	—
Merger Transaction (see Note 9)	—	4,053	N/A	N/A	—	—
Shares Redeemed	(1,094)	(448)	N/A	N/A	—	—
Total Class I Transactions	(427)	4,264	N/A	N/A	5	30
Increase (Decrease) in Capital Shares	(3,963)	7,389	(759)	73	(341)	159

	Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11	4/01/11- 9/30/11	4/01/10- 3/31/11
Shares Issued and Redeemed:
Class A:
Shares Issued	60	393	3,626	7,950	406	773
Shares Issued in Lieu of Cash Distributions	4	24	218	1,623	18	104
Merger Transaction (see Note 9)	—	—	—	9,942	—	—
Shares Redeemed	(321)	(559)	(7,556)	(21,999)	(749)	(2,004)
Total Class A Transactions	(257)	(142)	(3,712)	(2,484)	(325)	(1,127)
Class D:*
Shares Issued	N/A	N/A	90	1	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	2	4	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	1,119	N/A	N/A
Shares Redeemed	N/A	N/A	(474)	—	N/A	N/A
Total Class D Transactions	N/A	N/A	(382)	1,124	N/A	N/A
Class I:
Shares Issued	N/A	N/A	438	635	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	18	58	N/A	N/A
Merger Transaction (see Note 9)	N/A	N/A	—	2,851	N/A	N/A
Shares Redeemed	N/A	N/A	(1,048)	(490)	N/A	N/A
Total Class I Transactions	N/A	N/A	(592)	3,054	N/A	N/A
Increase (Decrease) in Capital Shares	(257)	(142)	(4,686)	1,694	(325)	(1,127)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not Applicable. Class D and/or Class I shares currently not offered.

*	Class D commenced operations on March 25, 2011.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2011, were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$6,612
Sales	7,514

Total
Defensive Strategy Allocation Fund
Purchases	$4,045
Sales	4,053
Conservative Strategy Fund
Purchases	47,937
Sales	42,999
Conservative Strategy Allocation Fund
Purchases	8,306
Sales	8,702

32	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Total
Moderate Strategy Fund
Purchases	$92,122
Sales	113,666
Moderate Strategy Allocation Fund
Purchases	23,112
Sales	28,120
Aggressive Strategy Fund
Purchases	97,249
Sales	141,741
Tax-Managed Aggressive Strategy Fund
Purchases	13,309
Sales	22,016
Core Market Strategy Fund
Purchases	32,057
Sales	33,983
Core Market Strategy Allocation Fund
Purchases	3,263
Sales	6,158
Market Growth Strategy Fund
Purchases	162,111
Sales	212,170
Market Growth Strategy Allocation Fund
Purchases	19,961
Sales	24,334

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended March 31, 2011 and March 31, 2010 were as follows ($ Thousands):

	Ordinary Income		Long-term Capital Gain		Totals
	2011	2010	2011	2010	2011	2010
Defensive Strategy Fund	$716	$463	$—	$—	$716	$463
Defensive Strategy Allocation Fund	445	426	—	—	445	426
Conservative Strategy Fund	2,746	2,799	—	—	2,746	2,799
Conservative Strategy Allocation Fund	917	929	—	—	917	929
Moderate Strategy Fund	9,270	8,754	—	3,575	9,270	12,329
Moderate Strategy Allocation Fund	1,634	1,729	—	—	1,634	1,729
Aggressive Strategy Fund	9,582	6,085	—	—	9,582	6,085
Tax-Managed Aggressive Strategy Fund	768	809	—	—	768	809
Core Market Strategy Fund	3,440	2,219	—	—	3,440	2,219
Core Market Strategy Allocation Fund	256	272	—	—	256	272
Market Growth Strategy Fund	17,082	11,733	—	—	17,082	11,733
Market Growth Strategy Allocation Fund	1,362	1,480	—	—	1,362	1,480

As of March 31, 2011, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Unrealized Appreciation	Total Accumulated Losses
Defensive Strategy Fund	$2	$—	$(5,545)	$—	$834	$(4,709)
Defensive Strategy Allocation Fund	2	—	(2,653)	(88)	436	(2,303)
Conservative Strategy Fund	10	—	(24,812)	—	1,570	(23,232)
Conservative Strategy Allocation Fund	3	—	(7,742)	(1,123)	6,132	(2,730)
Moderate Strategy Fund	28	—	(77,568)	—	1,116	(76,424)
Moderate Strategy Allocation Fund	5	—	(14,097)	—	6,138	(7,954)
Aggressive Strategy Fund	90	—	(200,510)	—	58,110	(142,310)
Tax-Managed Aggressive Strategy Fund	2	—	(23,929)	—	17,426	(6,501)

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	33

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post-October Losses	Unrealized Appreciation	Total Accumulated Losses
Core Market Strategy Fund	$10	$—	$(16,551)	$(72)	$6,483	$(10,130)
Core Market Strategy Allocation Fund	1	—	(6,009)	(75)	5,418	(665)
Market Growth Strategy Fund	41	—	(213,323)	—	54,353	(158,929)
Market Growth Strategy Allocation Fund	3	—	(42,578)	—	26,096	(16,479)

Post-October losses represent losses realized on investments or foreign currency transactions from November 1, 2010 through March 31, 2011 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2011 as follows ($ Thousands):

	Years Expiring	Amounts
Defensive Strategy Fund	2019	$126
	2018	1,458
	2017	3,961

		$5,545

Defensive Strategy Allocation Fund	2019	$608
	2018	1,950
	2017	95

		$2,653

Conservative Strategy Fund	2019	$783
	2018	7,821
	2017	16,081
	2016	127

		$24,812

Conservative Strategy Allocation Fund	2018	$7,410
	2017	332

		$7,742

Moderate Strategy Fund	2019	$8,202
	2018	61,042
	2017	8,324

		$77,568

Moderate Strategy Allocation Fund	2019	$3,846
	2018	8,581
	2017	1,670

		$14,097

Aggressive Strategy Fund	2018	$130,948
	2017	69,562

		$200,510

Tax-Managed Aggressive Strategy Fund	2018	$23,242
	2017	687

		$23,929

Core Market Strategy Fund	2018	$14,705
	2017	1,846

		$16,551

	Years Expiring	Amounts
Core Market Strategy Allocation Fund	2018	$6,009

Market Growth Strategy Fund	2019	$1,511
	2018	160,163
	2017	51,649

		$213,323

Market Growth Strategy Allocation Fund	2019	$1,087
	2018	40,203
	2017	1,288

		$42,578

For Federal income tax purposes, the capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired. The Funds’ use of capital loss carryforwards acquired by Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund and Market Growth Strategy Fund are subject to annual limitations.

During the year ended March 31, 2011, the Conservative Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, and Core Market Strategy Allocation Fund utilized, $123,294, $3,158,161, $202,903, $615,433 and $315,118, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

34	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2011, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$32,252	$930	$(186)	$744
Defensive Strategy Allocation Fund	9,226	541	(814)	(273)
Conservative Strategy Fund	131,732	2,860	(3,720)	(860)
Conservative Strategy Allocation Fund	17,585	4,430	(19)	4,411
Moderate Strategy Fund	271,478	8,584	(14,721)	(6,137)
Moderate Strategy Allocation Fund	53,185	3,448	(3,643)	(195)
Aggressive Strategy Fund	298,058	10,128	(6,320)	3,808
Tax-Managed Aggressive Strategy Fund	33,003	8,705	(164)	8,541
Core Market Strategy Fund	73,937	3,202	(1,797)	1,405
Core Market Strategy Allocation Fund	10,216	2,507	(16)	2,491
Market Growth Strategy Fund	406,016	14,580	(14,836)	(256)
Market Growth Strategy Allocation Fund	65,525	12,238	(1,494)	10,744

The difference between tax cost and book cost is primarily attributable to wash sales.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds’ Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

9. FUND MERGERS

At a meeting held on September 14-16, 2010, the Board of Trustees of SEI Asset Allocation Trust (“SAAT”) approved proposals for the reorganization of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Market Growth Fund, Diversified Moderate Growth Fund, Diversified Aggressive Growth Fund, Diversified Aggressive Stock Fund and Diversified U.S. Stock Fund, each a series of SAAT, into other series of SAAT that have similar investment objectives and strategies. Specifically, the Board approved proposals to reorganize each series of SAAT listed in the left column of the chart below (each, an “Acquired Fund”) into the corresponding similar surviving fund, another series of SAAT, listed in the right column of the chart below (each, a “Surviving Fund”), subject to approval by the shareholders of each Acquired Fund (each, a “Reorganization”).

The following table sets forth each Acquired Fund and the Surviving Fund into which it reorganized:

Acquired Fund	Surviving Fund
Diversified Conservative Income Fund	Conservative Strategy Fund
Diversified Conservative Fund	Moderate Strategy Fund
Diversified Aggressive Growth Fund	Aggressive Strategy Fund
Diversified Aggressive Stock Fund	Aggressive Strategy Fund
Diversified U.S. Stock Fund	Aggressive Strategy Fund
Diversified Market Growth Fund	Market Growth Strategy Fund
Diversified Moderate Growth Fund	Market Growth Strategy Fund

The Acquired Funds were originally developed in 1996 and were designed to adhere to a strategic asset allocation. As such, each Acquired Fund’s asset allocation had intentionally remained stable since its inception (except for periodic rebalancing). The Surviving Funds were created in 2003 and were designed to implement a more active asset allocation strategy that is driven by SIMC’s analysis of expected risk versus return. Since the launch of the Surviving Funds, the Acquired Funds had experienced a significant decline in assets. This evidenced the preference of investors for the active asset allocation strategy of the Surviving Funds over the strategic asset allocation approach of the Acquired Funds. The Reorganization was proposed 1) as a better alternative for Acquired Fund shareholders than a liquidation and 2) as a means by which Acquired Fund shareholders could obtain, through what was intended to be a tax free transaction, the opportunity to own shares of the Surviving Funds, which employ an active asset allocation strategy that evolves over time and is always reflective of SIMC’s current investment ideas. Shareholders of each Acquired Fund approved the Reorganization at a Special Meeting of the Acquired Fund’s shareholders held on February 14, 2011 (the “Meeting”).

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	35

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2011

The Reorganization occurred as of the close of business on March 25, 2011 whereby all of the assets of each Acquired Fund were transferred to the corresponding Surviving Fund and shareholders of Class A Shares, Class D Shares and Class I Shares of the Acquired Fund received shares of Class A Shares, Class D Shares, and Class I shares of the corresponding Surviving Fund, respectively, in exchange for their shares as follows ($ Thousands).

Acquired Fund	Net Assets	Shares	Net Investment Loss	Net Realized Loss on Investments	Unrealized Appreciation on Investments
Diversified Conservative Income Fund	$33,785	3,249	$—	$(6,004)	$2,067
Diversified Conservative Fund	30,406	3,250	—	(10,331)	2,669
Diversified Aggressive Growth Fund	106,002	9,857	—	(49,363)	12,041
Diversified Aggressive Stock Fund	50,321	4,588	(49)	(26,567)	6,097
Diversified U.S. Stock Fund	32,220	2,425	(30)	(27,136)	5,868
Diversified Market Growth Fund	95,780	9,646	—	(32,018)	6,339
Diversified Moderate Growth Fund	48,795	4,589	—	(28,656)	4,744

Surviving Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Conservative Strategy Fund	3,483	$93,764	$127,549
Moderate Strategy Fund	2,948	263,056	293,462
Aggressive Strategy Fund	17,682	209,030	397,573
Market Growth Strategy Fund	13,913	362,941	507,516

Assuming the Reorganization had been completed on April 1, 2010, the beginning of the annual reporting period of each Acquired Fund, each Acquired Fund’s pro forma results of operations for the period ended March 31, 2011 are as follows:

Fund	Net Investment Income	Net Loss on Investments	Net Decrease in Net Assets from Operations
Conservative Strategy Fund	$4,502	$(5,425)	$(923)
Moderate Strategy Fund	11,426	(12,157)	(731)
Aggressive Strategy Fund	17,816	(88,383)	(70,566)
Market Growth Strategy Fund	24,690	(43,959)	(19,269)

Because each Acquired Fund and the corresponding Surviving Fund have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in the corresponding Surviving Fund’s Statement of Operations since the acquisitions were completed.

10. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

36	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Annualized Expense Ratios	Expenses Paid During Period*
Defensive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$1,007.70	0.11%	$0.55
Class I	1,000.00	1,006.10	0.36	1.86
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Class I	1,000.00	1,023.21	0.36	1.88
Defensive Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$932.10	0.11%	$0.53
Hypothetical 5% Return
Class A	$1,000.00	$1,024.52	0.11%	$0.56
Conservative Strategy Fund
Actual Fund Return
Class A	$1,000.00	$991.70	0.12%	$0.60
Class D	1,000.00	986.70	1.12	5.58
Class I	1,000.00	990.20	0.37	1.85
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Annualized Expense Ratios	Expenses Paid During Period*
Conservative Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$929.60	0.12%	$0.58
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Moderate Strategy Fund
Actual Fund Return
Class A	$1,000.00	$979.00	0.12%	$0.60
Class D	1,000.00	974.20	1.12	5.54
Class I	1,000.00	976.90	0.37	1.83
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Moderate Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$908.20	0.12%	$0.57
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61

SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011	37

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Annualized Expense Ratios	Expenses Paid During Period*
Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$851.00	0.12%	$0.56
Class D	1,000.00	846.70	1.12	5.18
Class I	1,000.00	850.00	0.37	1.72
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Tax-Managed Aggressive Strategy Fund
Actual Fund Return
Class A	$1,000.00	$837.30	0.12%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Core Market Strategy Fund
Actual Fund Return
Class A	$1,000.00	$931.50	0.12%	$0.58
Class I	1,000.00	929.70	0.37	1.79
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class I	1,000.00	1,023.21	0.37	1.88

	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Annualized Expense Ratios	Expenses Paid During Period*
Core Market Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$839.80	0.12%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Market Growth Strategy Fund
Actual Fund Return
Class A	$1,000.00	$887.30	0.12%	$0.57
Class D	1,000.00	882.50	1.12	5.29
Class I	1,000.00	887.10	0.37	1.75
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61
Class D	1,000.00	1,019.45	1.12	5.67
Class I	1,000.00	1,023.21	0.37	1.88
Market Growth Strategy Allocation Fund
Actual Fund Return
Class A	$1,000.00	$840.70	0.12%	$0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.47	0.12%	$0.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

38	SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2011

SEI ASSET ALLOCATION TRUST SEPTEMBER 30, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive

P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-118 (9/11)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Asset Allocation Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: December 8, 2011

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: December 8, 2011